Note 7 - Preferred Stock (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2017	Feb. 28, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2017	Dec. 31, 2014
Preferred Stock, Par or Stated Value Per Share			$ 0.01	$ 0.01
Conversion of Stock, Shares Converted			298	123
Conversion of Stock, Shares Issued			19,862,000	1,400,000
Proceeds from Issuance of Convertible Preferred Stock			$ 980,000		$ 2,679,810
Conversion from Series C Convertible Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Converted			298	132
Conversion of Stock, Shares Issued			19,862,000	1,400,000
Warrants Issued in Connection with Series C Preferred Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		51,333,331
Adjustments to Additional Paid in Capital, Warrant Issued		$ 1,695,869
Series A Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share							$ 1,000
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share			$ 1,000	$ 1,000
Preferred Stock, Shares Outstanding			100	100
Convertible Preferred Stock, Total Conversion Shares			285,714
Series C Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 1,000	$ 1,000	$ 1,000
Preferred Stock, Shares Outstanding			2,570	2,868
Convertible Preferred Stock, Total Conversion Shares			171,349,733
Stock Issued During Period, Shares, New Issues		3,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants		$ 2,679,810
Stock Issued During Period, Value, New Issues		$ 983,941
Convertible Preferred Stock, Conversion Price Per Share	$ 0.015					$ 0.05
Series D Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 1,000		$ 1,000	$ 1,000
Preferred Stock, Shares Outstanding			1,000	0
Stock Issued During Period, Shares, New Issues	1,000
Convertible Preferred Stock, Conversion Price Per Share			$ 0.015
Proceeds from Issuance of Convertible Preferred Stock	$ 1,000,000
Proceeds From Issuance Of Convertible Preferred Stock, Net of Issuance Cost	$ 980,000